Annual Fund Operating Expenses - Class D Shares - Janus Henderson Balanced Fund - Class D	Jan. 29, 2021
Operating Expenses:
Management Fees	0.55%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.71%